Net Income (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Net Income (Loss) Per Share [Abstract]
Net Income (Loss) Per Share
10.	Net Income (Loss) Per Share

Basic net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common and potentially dilutive common shares outstanding during the period. Potentially dilutive common shares consist of the common shares issuable upon the exercise of stock options and warrants. Potentially dilutive common shares are excluded from the calculation if their effect is antidilutive.

At September 30, 2023, there were options and warrants of 36,436 and 2,525,020 respectively, outstanding that could potentially dilute future net income per share. Because the Company had a net loss as of September 30, 2023, it is prohibited from including potential common shares in the computation of diluted per share amounts. Accordingly, the Company has used the same number of shares outstanding to calculate both the basic and diluted loss per share. At September 30, 2022, there were restricted stock units, options and warrants of 757,450, 36,436 and 2,025,520 shares of common stock, respectively, outstanding that could potentially dilute future net income per share.

16.	Net Income (Loss) Per Share

Basic net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common and potentially dilutive common shares outstanding during the period. Potentially dilutive common shares consist of the common shares issuable upon the exercise of stock options and warrants. Potentially dilutive common shares are excluded from the calculation if their effect is antidilutive.

At December 31, 2022, there were options, including options granted to non-employees and non-directors, restricted stock units and warrants to purchase 36,436, 3,370,186 and 2,025,020 shares of common stock, respectively, outstanding that could potentially dilute future net income per share. Because the Company had a net loss as of December 31, 2022, it is prohibited from including potential common shares in the computation of diluted per share amounts. Accordingly, the Company has used the same number of shares outstanding to calculate both the basic and diluted loss per share. At December 31, 2021, there were options, including options to non-employees and non-directors, restricted stock units and warrants to purchase 36,436, 2,220,514 and 2,025,520 shares of common stock, respectively, outstanding that could potentially dilute future net income per share.